Acquisition of Navios Containers and Navios Acquisition (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($)	Aug. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Effective Date of Arrangements				Mar. 31, 2021
Business Combination, Bargain Purchase, Gain Recognized, Amount				$ 48,015	$ 0	$ 0
Equity gain				511,273	(68,541)	(62,134)
Gain on acquisition of control				80,839	1,133	(40,071)
Time charter and voyage revenues				$ 713,175	226,771	219,379
Upon the NNA Merger Agreement [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Shares conversion rate			0.1275
Partners' Capital Account, Units, Sold in Public Offering | shares				3,388,226
Limited Partner [Member]
Business Acquisition [Line Items]
Equity gain				$ 505,862	(67,173)	$ (60,899)
Navios Containers [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement	Dec. 31, 2020
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 342,674
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	298,621
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 44,053			48,015
Relevant discount factor	0.0889
Ownership percentage	35.70%
Fair value	$ 106,997
Revaluation gain	75,387
Equity gain	5,452
Gain on acquisition of control	$ 80,839			80,839
Voting rights acquired	64.30%
Business Acquisition, Transaction Costs				247
Business Acquisition, Pro Forma Revenue				$ 924,978	715,397
Navios Containers [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Shares conversion rate				0.39
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 191,624
Common units issued | shares	8,133,452
Business Acquisition, Share Price | $ / shares	$ 23.56
Upon the NMCI Merger Agreement [Member]
Business Acquisition [Line Items]
Time charter and voyage revenues		$ 168,322		$ 182,479
Navios Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement				Aug. 25, 2021
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 211,597
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination			207,635
Business Combination, Bargain Purchase, Gain Recognized, Amount			$ 3,962
Relevant discount factor			0.1043
Time charter and voyage revenues			$ 82,477	$ 17,946
Business Acquisition, Transaction Costs				10,192
Ownership percentage after purchase of stock			62.40%
Fair value of the consideration			$ 150,000
Fair value of noncontrolling interest			$ 57,635
Business Acquisition, Pro Forma Revenue				377,071	$ 97,047
Navios Acquisition [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price | $ / shares			$ 2.17
Sale of Stock, Number of Shares Issued in Transaction | shares			44,117,647
NMCI Merger and NNA Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				$ 11,169